Derivative Instruments	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

(11)  Derivative instruments

We use derivative instruments as part of our overall foreign currency and commodity risk management strategies to manage the risk of exchange rate movements that would reduce the value of our foreign cash flows and to minimize commodity price volatility. Foreign currency exchange rate movements create a degree of risk by affecting the value of sales made and costs incurred in currencies other than the U.S. dollar.

Certain of our derivative contracts contain provisions that require us to provide collateral. Since the counterparties to these financial instruments are large commercial banks and similar financial institutions, we do not believe that we are exposed to material counterparty credit risk. We do not anticipate nonperformance by any of the counter-parties to our instruments. Our derivative assets and liabilities are included within "Other long-term assets", "Prepaid expenses and other current assets", "Long—term liabilities" and "Other current liabilities" on the Condensed Consolidated Balance Sheets and effects of these derivatives are recorded in other comprehensive income, revenue and cost of goods sold on the Condensed Consolidated Statements of Operations.

Foreign currency derivatives

We enter into foreign currency derivatives from time to time to attempt to manage exposure to changes in currency exchange rates. These foreign currency instruments, which include, but are not limited to, forward exchange contracts and purchased currency options, attempt to hedge global currency exposures such as foreign currency denominated debt, sales, receivables, payables, and purchases. Forward exchange contracts are agreements to exchange different currencies at a specified future date and at a specified rate.

During 2017 and 2018, we entered into foreign currency derivatives denominated in the Mexican peso, South African rand, Brazilian real, euro, Swiss franc and Japanese yen. These derivatives were entered into to protect the risk that the eventual cash flows resulting from commercial and business transactions may be adversely affected by changes in exchange rates between the U.S. dollar and the Mexican peso, euro, South African rand and Japanese yen. We had no foreign currency cashflow hedges outstanding as of June 30, 2018 and December 31, 2017 and therefore, no unrealized gains or losses. As of June 30, 2018, we had fair value hedge contracts outstanding for the Mexican peso, euro, South African rand, Swiss franc and Japanese yen currency with an aggregate notional amount of $15.2 million. These fair value hedge foreign currency derivatives outstanding as of June 30, 2018, have maturities through August 31, 2018.

Commodity derivative contracts

We have entered into commodity derivative contracts for refined oil products. These contracts are entered into to protect against the risk that eventual cash flows related to these products will be adversely affected by future changes in prices. We had outstanding commodity derivative contracts as of June 30, 2018 with notional amount of $168.2 million with maturities from July 2018 to June 2022. The outstanding commodity derivative contracts represented a net unrealized gain within other comprehensive income of $27.8 million as of June 30, 2018. We had outstanding commodity derivative contracts as of December 31, 2017 with notional amount of $143.9 million representing a net unrealized gain of $4.7 million.

Net investment hedges

We use certain intercompany debt to hedge a portion of our net investment in our foreign operations against currency exposure (net investment hedge). Intercompany debt denominated in foreign currency and designated as a non-derivative net investment hedging instrument was $13.4 million and $14.8 million as of June 30, 2018 and December 31, 2017, respectively. Within the currency translation adjustment portion of other comprehensive income, we recorded a gain of $1.4 million in the six months ended June 30, 2018 and a loss of $0.7 million in the six months ended June 30, 2017 resulting from these net investment hedges.

The fair value of all derivatives is recorded as assets or liabilities on a gross basis in our Consolidated Balance Sheets. As of June 30, 2018 and December 31, 2017, respectively, the fair value of our derivatives and their respective balance sheet locations are presented in the following table:

	Asset derivatives		Liability derivatives
As of June 30, 2018	Location	Fair value	Location	Fair value

	(Dollars in thousands)
Derivatives designated as cash flow hedges:
Commodity derivative contracts	Prepaid and other current assets	$15,643	Other accrued liabilities	$—
	Other long-term assets	13,095	Other long-term obligations	58

Total fair value		$28,738		$58
As of December 31, 2017

Derivatives designated as cash flow hedges:
Commodity derivative contracts	Prepaid and other current assets	$2,518	Other accrued liabilities	$—
	Other long-term assets	2,808	Other long-term obligations	581

Total fair value		$5,326		$581

The realized (gains) losses on commodity derivatives remain in Other Comprehensive Income until they are recognized in the Statements of Operations when the hedged item impacts earnings, which is when the finished product is sold. There were no realized gains or losses included in earnings for the six months ended June 30, 2018. With respect to the inputs used to determine the fair value, we use observable, quoted market rates that are determined by active markets and, therefore, classify the contracts as "Level 2".

	Asset derivatives		Liability derivatives
As of June 30, 2018	Location	Fair value	Location	Fair value

	(Dollars in thousands)
Derivatives not designated as hedges:
Foreign currency derivatives	Prepaid and other current assets	$23	Other current liabilities	$34
As of December 31, 2017

Derivatives not designated as hedges:
Foreign currency derivatives	Prepaid and other current assets	$9	Other current liabilities	$90

		Amount of (gain)/ loss recognized
		For the six months ended June 30, 2018
	Location of (gain)/loss recognized in the consolidated statement of income
		2018	2017

		(Dollars in thousands)
Derivatives not designated as hedges:
Foreign currency derivatives	Cost of goods sold, Other expense/(income)	$(296)	$842